EARNINGS (LOSS) PER SHARE - Diluted Earnings (Loss) per Share Computation (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Weighted average number of common shares (basic)	472.6	468.0
Dilutive effect of share options (in shares)	0.4	0.0
Dilutive effect of full value award units (in shares)	5.0	0.0
Weighted average number of common shares (diluted)	478.0	468.0
Diluted earnings (loss) from continuing operations attributable to equity holders of IAMGOLD per share (in dollars per share)	$ 0.08	$ (0.80)
Diluted earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD per share (in dollars per share)	0.01	(0.08)
Diluted earnings (loss) per share (in dollars per share)	$ 0.09	$ (0.88)